FAIR VALUE OF FINANCIAL INSTRUMENTS - Assets and Liabilities Hierarchy (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial assets
Available-for-sale fixed maturity securities	$ 15,833	$ 16,316
Equity securities	1,362	1,253
Short-term investments	2,905	2,402
Separate account assets	1,145	1,045
Reinsurance funds withheld	6,540	5,812
Financial liabilities
Embedded derivatives	236	181
Market risk benefit	131	124
Funds withheld liabilities	6,994	5,833
Separate account liabilities	1,145	1,045	$ 1,059	$ 0
U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	137	110
U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	811	855
Foreign governments
Financial assets
Available-for-sale fixed maturity securities	525	318
Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	12,640	13,255
Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	123	127
Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	444	408
Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	1,153	1,243
Total Fair Value
Financial assets
Available-for-sale fixed maturity securities	15,833	16,316
Equity securities	1,362	1,253
Short-term investments	2,905	2,402
Derivative assets	145	44
Separately managed accounts	127	127
Separate account assets	1,115	1,012
Reinsurance funds withheld	6,540	5,806
Total financial assets	28,027	26,960
Financial liabilities
Embedded derivatives	1,044	907
Market risk benefit	131	124
Derivative liabilities	4	38
Funds withheld liabilities	15	10
Separate account liabilities	1,115	1,012
Total Financial liabilities	2,309	2,091
Total Fair Value | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	137	110
Total Fair Value | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	811	855
Total Fair Value | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	525	318
Total Fair Value | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	12,640	13,491
Total Fair Value | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	123	127
Total Fair Value | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	444	408
Total Fair Value | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	1,153	1,007
Total Fair Value | Share Capital
Financial assets
Equity securities	1,242	1,156
Total Fair Value | Preferred stock
Financial assets
Equity securities	75	75
Total Fair Value | Private equity and other
Financial assets
Equity securities	45	22
Level 1
Financial assets
Available-for-sale fixed maturity securities	81	40
Equity securities	1,276	1,025
Short-term investments	1,183	1,160
Derivative assets	0	0
Separately managed accounts	0	0
Separate account assets	372	313
Reinsurance funds withheld	0	0
Total financial assets	2,912	2,538
Financial liabilities
Embedded derivatives	0	0
Market risk benefit	0	0
Derivative liabilities	4	25
Funds withheld liabilities	0	0
Separate account liabilities	372	313
Total Financial liabilities	376	338
Level 1 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	81	40
Level 1 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Share Capital
Financial assets
Equity securities	1,241	989
Level 1 | Preferred stock
Financial assets
Equity securities	35	36
Level 1 | Private equity and other
Financial assets
Equity securities	0	0
Level 2
Financial assets
Available-for-sale fixed maturity securities	13,554	15,384
Equity securities	0	0
Short-term investments	24	0
Derivative assets	137	43
Separately managed accounts	0	0
Separate account assets	743	699
Reinsurance funds withheld	6,540	5,806
Total financial assets	20,998	21,932
Financial liabilities
Embedded derivatives	236	181
Market risk benefit	0	0
Derivative liabilities	0	13
Funds withheld liabilities	15	10
Separate account liabilities	743	699
Total Financial liabilities	994	903
Level 2 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	56	70
Level 2 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	811	855
Level 2 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	525	318
Level 2 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	11,063	13,045
Level 2 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	123	127
Level 2 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	414	408
Level 2 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	562	561
Level 2 | Share Capital
Financial assets
Equity securities	0	0
Level 2 | Preferred stock
Financial assets
Equity securities	0	0
Level 2 | Private equity and other
Financial assets
Equity securities	0	0
Level 3
Financial assets
Available-for-sale fixed maturity securities	2,198	892
Equity securities	86	228
Short-term investments	1,698	1,242
Derivative assets	8	1
Separately managed accounts	127	127
Separate account assets	0	0
Reinsurance funds withheld	0	0
Total financial assets	4,117	2,490
Financial liabilities
Embedded derivatives	808	726
Market risk benefit	131	124
Derivative liabilities
Funds withheld liabilities	0	0
Separate account liabilities	0	0
Total Financial liabilities	939	850
Level 3 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	1,577	446
Level 3 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	30	0
Level 3 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	591	446
Level 3 | Share Capital
Financial assets
Equity securities	1	167
Level 3 | Preferred stock
Financial assets
Equity securities	40	39
Level 3 | Private equity and other
Financial assets
Equity securities	$ 45	$ 22